Consolidated Quarterly Holdings Report
for
Fidelity® Series Opportunistic Insights Fund
March 31, 2026
O1T-NPRT1-0526
1.951056.113
Common Stocks - 90.9%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brambles Ltd	40,520	635,932
Clean TeQ Water Ltd (b)	1,326	332
TOTAL INDUSTRIALS		636,264
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	67,800	6,601,008
TOTAL AUSTRALIA		7,237,272
BELGIUM - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
UCB SA	246,914	74,394,383
BRAZIL - 0.6%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (b)	1,831	3,165,836
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras ADR	106,000	2,199,500
Financials - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA ADR	454,074	3,805,140
NU Holdings Ltd/Cayman Islands Class A (b)	1,707,748	24,540,339
		28,345,479
Capital Markets - 0.0%
Banco BTG Pactual SA unit	80,465	874,422
TOTAL FINANCIALS		29,219,901
Materials - 0.4%
Metals & Mining - 0.4%
Wheaton Precious Metals Corp	378,479	49,680,300
TOTAL BRAZIL		84,265,537
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	118,400	2,226,543
CANADA - 3.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Dollarama Inc	5,449	668,756
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	129,700	10,584,102
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	148,500	8,269,927
TOTAL CONSUMER DISCRETIONARY		19,522,785
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cameco Corp (United States)	183,329	19,911,363
Canadian Natural Resources Ltd	699,249	34,110,443
Cenovus Energy Inc	60,500	1,605,679
Imperial Oil Ltd	90,700	11,880,129
PrairieSky Royalty Ltd	22,040	510,162
Suncor Energy Inc	60,300	3,988,357
TOTAL ENERGY		72,006,133
Financials - 0.4%
Banks - 0.2%
Royal Bank of Canada	104,499	16,892,916
Toronto Dominion Bank	51,999	4,856,380
		21,749,296
Insurance - 0.2%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	12,349	21,041,680
Intact Financial Corp	58,636	10,625,378
		31,667,058
TOTAL FINANCIALS		53,416,354
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	109,700	6,379,055
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	62,783	17,710,664
IT Services - 0.4%
Shopify Inc Class A (b)	411,668	48,846,179
Software - 0.0%
Descartes Systems Group Inc/The (United States) (b)	40,600	2,905,336
TOTAL INFORMATION TECHNOLOGY		69,462,179
Materials - 1.9%
Metals & Mining - 1.9%
Agnico Eagle Mines Ltd/CA	93,699	19,019,328
Alamos Gold Inc Class A	113,538	5,051,302
Barrick Mining Corp (United States)	281,800	11,494,622
Franco-Nevada Corp	434,005	107,463,895
Franco-Nevada Corp (United States)	50,900	12,574,845
G Mining Ventures Corp (b)	101,261	3,553,707
Lundin Gold Inc	155,649	11,894,936
Novagold Resources Inc (b)	219,317	1,975,445
Orla Mining Ltd	4,274,952	68,744,645
TOTAL MATERIALS		241,772,725
TOTAL CANADA		462,559,231
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lundin Mining Corp	45,900	1,144,613
CHINA - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	7,099	447,750
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	1,569,800	21,461,266
Industrials - 0.1%
Electrical Equipment - 0.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	329,200	19,503,442
TOTAL CHINA		41,412,458
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd Class A (b)	1,424,890	12,178,810
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Damora Therapeutics Inc (b)	12,800	331,520
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (b)	761,413	25,065,716
Information Technology - 0.0%
Communications Equipment - 0.0%
Nokia Oyj	362,800	2,910,390
TOTAL FINLAND		27,976,106
FRANCE - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA	16,838	3,923,677
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	4,733	1,761,635
TOTAL FRANCE		5,685,312
GERMANY - 0.1%
Financials - 0.0%
Insurance - 0.0%
Allianz SE	1,349	569,708
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rheinmetall AG	7,200	12,144,861
Electrical Equipment - 0.0%
Siemens Energy AG	11,099	1,914,018
TOTAL INDUSTRIALS		14,058,879
TOTAL GERMANY		14,628,587
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	8,700	310,851
Insurance - 0.0%
Accelerant Holdings Class A (b)	16,400	219,104
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		529,955
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Meesho	16,610	25,379
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	1,524,500	3,806,920
Specialty Retail - 0.0%
Lenskart Solutions Ltd (b)	13,512	73,236
TOTAL CONSUMER DISCRETIONARY		3,905,535
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd ADR	33,193	825,842
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Max Healthcare Institute Ltd	199,800	2,080,888
TOTAL INDIA		6,812,265
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	370,911	11,171,839
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Camtek Ltd/Israel (b)(f)	53,400	8,095,974
TOTAL ISRAEL		19,267,813
ITALY - 0.2%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Brunello Cucinelli SpA (f)	124,100	10,845,616
Industrials - 0.1%
Passenger Airlines - 0.1%
Ryanair Holdings PLC ADR	233,522	13,497,572
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (c)(d)	9,800	665,367
TOTAL ITALY		25,008,555
JAPAN - 0.5%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Toyota Motor Corp	27,600	573,731
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	109,995	670,997
Specialty Retail - 0.1%
Fast Retailing Co Ltd	13,249	5,234,765
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	173,199	4,656,475
TOTAL CONSUMER DISCRETIONARY		11,135,968
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc	22,200	729,943
Industrials - 0.3%
Industrial Conglomerates - 0.2%
Hitachi Ltd	646,529	18,966,246
Machinery - 0.1%
Daifuku Co Ltd	312,700	11,041,150
Mitsubishi Heavy Industries Ltd	266,549	7,323,876
		18,365,026
Trading Companies & Distributors - 0.0%
ITOCHU Corp	116,245	1,478,693
TOTAL INDUSTRIALS		38,809,965
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advantest Corp	59,279	8,180,897
Disco Corp	25,300	10,311,858
TOTAL INFORMATION TECHNOLOGY		18,492,755
TOTAL JAPAN		69,168,631
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Hyundai Motor Co	69,194	21,702,327
Kia Corp	8,100	814,218
		22,516,545
Broadline Retail - 0.0%
Coupang Inc Class A (b)	425,862	8,040,275
TOTAL CONSUMER DISCRETIONARY		30,556,820
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
SK Hynix Inc	48,826	28,204,329
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	10,330	1,230,112
TOTAL INFORMATION TECHNOLOGY		29,434,441
TOTAL KOREA (SOUTH)		59,991,261
NETHERLANDS - 0.8%
Communication Services - 0.0%
Entertainment - 0.0%
Universal Music Group NV	95,319	1,850,220
Health Care - 0.4%
Biotechnology - 0.4%
Argenx SE ADR (b)	77,400	56,521,350
Newamsterdam Pharma Co NV (b)	7,200	230,472
TOTAL HEALTH CARE		56,751,822
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASM International NV	8,100	6,139,418
ASML Holding NV	12,200	16,223,031
ASML Holding NV depository receipt	12,500	16,510,375
NXP Semiconductors NV	52,129	10,262,115
TOTAL INFORMATION TECHNOLOGY		49,134,939
TOTAL NETHERLANDS		107,736,981
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	559,412	6,271,411
SWEDEN - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Assa Abloy AB B Shares	15,300	553,062
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson B Shares	61,900	705,675
TOTAL SWEDEN		1,258,737
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	137,500	4,677,750
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd	72,000	4,170,086
Taiwan Semiconductor Manufacturing Co Ltd ADR	582,657	196,908,933

TOTAL TAIWAN		201,079,019
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	9,224	4,810,500
UNITED KINGDOM - 0.5%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Games Workshop Group PLC	1,719	406,366
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	105,426	7,288,099
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd (c)(d)	1,611,012	4,349,964
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(c)(d)	3,500	4,874,240
TOTAL FINANCIALS		9,224,204
Health Care - 0.2%
Pharmaceuticals - 0.2%
Astrazeneca PLC	98,000	19,162,921
Astrazeneca PLC (United States)	49,250	9,713,085
TOTAL HEALTH CARE		28,876,006
Industrials - 0.2%
Aerospace & Defense - 0.2%
Rolls-Royce Holdings PLC	1,425,426	21,655,677
TOTAL UNITED KINGDOM		67,450,352
UNITED STATES - 81.3%
Communication Services - 18.2%
Entertainment - 3.0%
Liberty Media Corp-Liberty Formula One Class C (b)	47,699	4,055,368
Live Nation Entertainment Inc (b)	73,511	11,211,163
Netflix Inc (b)	3,704,290	356,167,484
ROBLOX Corp Class A (b)	126,797	7,171,638
Spotify Technology SA (b)	49,005	23,763,015
Walt Disney Co/The	50,471	4,864,395
Warner Bros Discovery Inc (b)	166,799	4,580,300
		411,813,363
Interactive Media & Services - 15.1%
Alphabet Inc Class A	2,081,711	598,616,815
Alphabet Inc Class C	1,025,100	294,060,186
Epic Games Inc (b)(c)(d)	7,100	3,175,404
Meta Platforms Inc Class A	1,995,554	1,141,716,311
Reddit Inc Class A (b)	36,230	4,878,370
Reddit Inc Class B (b)	32,888	4,428,369
Snap Inc Class A (b)	412,600	1,897,960
		2,048,773,415
Media - 0.1%
EchoStar Corp Class A (b)	98,416	11,521,561
Omnicom Group Inc	51,399	3,870,859
		15,392,420
TOTAL COMMUNICATION SERVICES		2,475,979,198
Consumer Discretionary - 7.6%
Automobiles - 0.1%
General Motors Co	27,000	2,011,500
Rad Power Bikes Inc (b)(c)(d)	145,919	1
Rad Power Bikes Inc warrants 10/6/2033 (b)(c)(d)	150,652	2
Tesla Inc (b)	39,349	14,627,991
		16,639,494
Broadline Retail - 4.1%
Amazon.com Inc (b)	2,691,840	560,629,517
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (b)	24,300	2,395,251
Hotels, Restaurants & Leisure - 1.6%
Airbnb Inc Class A (b)	195,499	24,687,614
Black Rock Coffee Bar Inc Class A	9,100	117,572
Carnival Corp	138,499	3,584,354
Cava Group Inc (b)(f)	72,487	5,864,198
DoorDash Inc Class A (b)	16,200	2,432,430
DraftKings Inc Class A (b)	214,200	4,631,004
Dutch Bros Inc Class A (b)	15,799	800,377
Flutter Entertainment PLC (b)(f)	39,698	4,047,211
Hilton Worldwide Holdings Inc	291,891	88,758,215
Starbucks Corp	79,237	7,098,843
Viking Holdings Ltd (b)	752,799	55,315,671
Wynn Resorts Ltd	56,400	5,727,420
Yum! Brands Inc	53,700	8,349,276
		211,414,185
Household Durables - 0.4%
Blu Homes Inc (b)(c)(d)	21,093,998	6,539
DR Horton Inc	33,913	4,653,542
PulteGroup Inc	169,431	19,926,780
SharkNinja Inc (b)	116,900	12,379,710
Somnigroup International Inc	157,051	11,609,210
		48,575,781
Specialty Retail - 1.4%
Bob's Discount Furniture Inc	20,800	244,400
Dick's Sporting Goods Inc	200	39,657
Fanatics Inc Class A (b)(c)(d)	139,938	11,719,808
Home Depot Inc/The	59,900	19,700,511
O'Reilly Automotive Inc (b)	477,960	44,120,488
TJX Cos Inc/The	616,419	98,442,114
Urban Outfitters Inc (b)	29,508	1,869,332
Warby Parker Inc Class A (b)	462,656	9,748,162
		185,884,472
Textiles, Apparel & Luxury Goods - 0.0%
Deckers Outdoor Corp (b)	6,700	670,603
Ralph Lauren Corp Class A	21,406	7,363,450
		8,034,053
TOTAL CONSUMER DISCRETIONARY		1,033,572,753
Consumer Staples - 2.1%
Beverages - 1.0%
Coca-Cola Co/The	1,304,636	99,217,568
Keurig Dr Pepper Inc	328,954	8,661,359
PepsiCo Inc	116,500	18,091,285
Vita Coco Co Inc/The (b)	130,000	6,228,300
		132,198,512
Consumer Staples Distribution & Retail - 0.8%
Casey's General Stores Inc	25,154	18,308,590
Chobani Inc Class A (c)(d)(e)	592	2,554,042
Costco Wholesale Corp	53,739	53,547,152
Dollar Tree Inc (b)	193,700	21,212,087
Maplebear Inc (b)	105,700	3,959,522
Sprouts Farmers Market Inc (b)	37,800	2,915,514
Walmart Inc	100,699	12,514,872
		115,011,779
Food Products - 0.0%
Once Upon a Farm PBC (b)	62,600	1,023,510
Smithfield Foods Inc	2,300	64,331
		1,087,841
Personal Care Products - 0.0%
elf Beauty Inc (b)	4,400	266,684
Estee Lauder Cos Inc/The Class A	53,600	3,846,872
		4,113,556
Tobacco - 0.3%
Philip Morris International Inc	229,977	38,024,397
TOTAL CONSUMER STAPLES		290,436,085
Energy - 2.5%
Energy Equipment & Services - 0.0%
WaterBridge Infrastructure LLC Class A	56,000	1,500,240
Oil, Gas & Consumable Fuels - 2.5%
Cheniere Energy Inc	229,569	65,142,499
Chevron Corp	104,200	21,558,980
ConocoPhillips	347,944	45,928,608
Exxon Mobil Corp	405,600	68,814,096
Marathon Petroleum Corp	47,900	11,696,222
Phillips 66	41,700	7,596,906
Shell PLC ADR	1,059,700	98,552,100
Valero Energy Corp	55,500	13,712,940
		333,002,351
TOTAL ENERGY		334,502,591
Financials - 10.3%
Banks - 3.1%
Bancorp Inc/The (b)	154,666	8,310,204
Bank of America Corp	1,066,335	51,983,831
Citigroup Inc	516,899	58,621,516
Citizens Financial Group Inc	225,300	13,511,241
JPMorgan Chase & Co	386,261	113,622,536
Pathward Financial Inc	68,500	6,112,255
Wells Fargo & Co	2,043,316	162,668,387
		414,829,970
Capital Markets - 1.4%
Bank of New York Mellon Corp/The	551,020	65,367,504
Cboe Global Markets Inc	52,100	14,643,747
Charles Schwab Corp/The	161,279	15,157,000
Goldman Sachs Group Inc/The	34,199	28,932,012
Interactive Brokers Group Inc Class A	184,199	12,354,227
Moody's Corp	15,723	6,859,159
Morgan Stanley	220,799	36,336,891
Tulco LLC (b)(c)(d)(e)	7,549	4,458,590
		184,109,130
Consumer Finance - 0.2%
American Express Co	106,048	32,077,399
Capital One Financial Corp	50,257	9,168,384
		41,245,783
Financial Services - 4.0%
Apollo Global Management Inc	61,000	6,796,619
Berkshire Hathaway Inc Class A (b)	502	360,506,280
Mastercard Inc Class A	114,000	56,961,240
Toast Inc Class A (b)	720,507	19,100,641
Visa Inc Class A	329,199	99,497,106
		542,861,886
Insurance - 1.6%
American Financial Group Inc/OH	15,600	1,992,276
Arthur J Gallagher & Co	92,174	19,963,045
Chubb Ltd	347,351	113,212,111
Progressive Corp/The	56,499	11,200,362
Travelers Companies Inc/The	223,337	65,142,936
		211,510,730
TOTAL FINANCIALS		1,394,557,499
Health Care - 7.2%
Biotechnology - 2.6%
AbbVie Inc	63,999	13,919,143
Alnylam Pharmaceuticals Inc (b)	226,759	75,027,750
Amgen Inc	28,200	9,922,170
Apogee Therapeutics Inc (b)	33,000	2,777,610
BeOne Medicines Ltd ADR (b)	45,749	13,586,081
Biogen Inc (b)	61,800	11,329,794
Caris Life Sciences Inc (b)	76,716	1,371,682
Celldex Therapeutics Inc (b)	49,900	1,582,828
Cytokinetics Inc (b)	76,900	5,068,479
Gilead Sciences Inc	841,791	117,320,412
Immunome Inc (b)	34,800	761,076
Immunovant Inc (b)	65,764	1,633,578
Insmed Inc (b)	73,979	12,097,046
Kiniksa Pharmaceuticals International Plc Class A (b)	134,100	6,456,915
Kymera Therapeutics Inc (b)	165,700	13,801,153
Legend Biotech Corp ADR (b)	617,929	11,178,336
Madrigal Pharmaceuticals Inc (b)	1,400	732,858
Mirum Pharmaceuticals Inc (b)	4,200	387,996
Moderna Inc (b)	250,300	12,715,240
Natera Inc (b)	2,200	439,978
Nuvalent Inc Class A (b)	62,900	6,444,105
Praxis Precision Medicines Inc (b)	4,612	1,485,940
PTC Therapeutics Inc (b)	9,100	619,983
Roivant Sciences Ltd (b)	152,400	4,221,480
Soleno Therapeutics Inc (b)	174,280	5,834,894
United Therapeutics Corp (b)	4,100	2,431,218
Vaxcyte Inc (b)	120,500	7,002,255
Vertex Pharmaceuticals Inc (b)	39,149	17,481,594
		357,631,594
Health Care Equipment & Supplies - 1.0%
Alcon AG (United States)	2,901	218,590
Artivion Inc (b)	177,100	6,485,402
Boston Scientific Corp (b)	518,029	32,506,320
Edwards Lifesciences Corp (b)	14,800	1,185,184
Glaukos Corp (b)	2,700	290,682
Globus Medical Inc Class A (b)	14,400	1,240,704
Insulet Corp (b)	6,999	1,468,670
Intuitive Surgical Inc (b)	55,290	25,488,137
iRhythm Technologies Inc (b)	8,100	955,962
Medline Inc Class A	497,100	22,120,950
Penumbra Inc (b)	20,897	6,861,948
ResMed Inc	2,300	516,304
Stryker Corp	21,780	7,156,690
TransMedics Group Inc (b)	344,000	34,197,040
		140,692,583
Health Care Providers & Services - 1.1%
CVS Health Corp	150,517	10,810,131
Ensign Group Inc/The	92,500	18,638,750
HCA Healthcare Inc	73,599	34,829,991
LifeStance Health Group Inc (b)	598,600	3,813,082
McKesson Corp	27,200	23,537,792
Tenet Healthcare Corp (b)	307,321	57,994,546
		149,624,292
Health Care Technology - 0.0%
Veeva Systems Inc Class A (b)	2,100	368,886
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific Inc	29,500	14,500,135
Veterinary Emergency Group (b)(c)(d)(e)	80,233	7,892,520
		22,392,655
Pharmaceuticals - 2.3%
Eli Lilly & Co	278,152	255,835,865
GSK PLC	760,200	20,940,073
GSK PLC ADR	70,000	3,863,300
Jazz Pharmaceuticals PLC (b)	3,500	661,675
Johnson & Johnson	59,500	14,544,180
MBX Biosciences Inc (b)	34,700	1,035,795
Merck & Co Inc	3,949	475,025
Roche Holding AG	22,470	8,967,571
Structure Therapeutics Inc ADR (b)	135,000	6,507,000
		312,830,484
TOTAL HEALTH CARE		983,540,494
Industrials - 10.6%
Aerospace & Defense - 3.9%
Anduril Industries Inc Class B (c)(d)	1,299	82,798
Anduril Industries Inc Class C (c)(d)	1	64
ATI Inc (b)	142,391	20,712,195
Axon Enterprise Inc (b)	18,663	7,925,989
Beta Technologies Inc (g)	465,243	6,839,072
Beta Technologies Inc Class A (b)	76,200	1,120,140
Boeing Co (b)	130,400	25,953,512
Carpenter Technology Corp	65,746	25,913,786
FTAI Aviation Ltd	31,594	7,740,530
GE Aerospace	380,042	107,844,518
General Dynamics Corp	18,900	6,486,858
Howmet Aerospace Inc	472,309	108,848,332
Karman Holdings Inc (b)(f)	342,196	27,392,790
L3Harris Technologies Inc	3,700	1,277,055
Loar Holdings Inc (b)(f)	3,819	218,791
Northrop Grumman Corp	12,029	8,206,665
Relativity Space Inc (b)(c)(d)	2,857	3,028
Relativity Space Inc warrants 11/1/2030 (b)(c)(d)	111	112
Rocket Lab Corp	127,899	8,213,674
RTX Corp	13,899	2,681,117
Space Exploration Technologies Corp (b)(c)(d)	269,350	141,837,017
Space Exploration Technologies Corp Class C (b)(c)(d)	23,836	12,551,799
StandardAero Inc (b)	24,200	625,086
Woodward Inc	13,002	4,653,676
York Space Systems Inc (f)	17,600	390,192
		527,518,796
Air Freight & Logistics - 0.2%
FedEx Corp	53,123	18,921,350
Zipline International Inc (b)(c)(d)	28,830	1,621,976
		20,543,326
Building Products - 0.5%
Simpson Manufacturing Co Inc	1,722	295,529
Tecnoglass Inc	392,674	17,493,627
Trane Technologies PLC	114,896	47,881,759
		65,670,915
Commercial Services & Supplies - 0.2%
Cintas Corp	3,427	579,643
Clean Harbors Inc (b)	2,700	774,171
GFL Environmental Inc Subordinate Voting Shares	669,370	27,922,896
		29,276,710
Construction & Engineering - 1.0%
API Group Corp (b)	84,500	3,423,940
Comfort Systems USA Inc	1,200	1,654,788
Construction Partners Inc Class A (b)	195,400	21,712,848
EMCOR Group Inc	66,900	49,392,939
Legence Corp Class A	9,000	508,140
Quanta Services Inc	109,900	60,337,298
		137,029,953
Electrical Equipment - 2.8%
Bloom Energy Corp Class A (b)	35,400	4,796,346
Eaton Corp PLC	139,361	49,845,249
Forgent Power Solutions Inc Class A (f)	286,900	8,397,563
GE Vernova Inc	287,594	251,040,803
Nextpower Inc Class A (b)	456,042	54,975,863
nVent Electric PLC	5,900	697,852
Vertiv Holdings Co Class A	18,100	4,535,498
		374,289,174
Ground Transportation - 0.2%
Old Dominion Freight Line Inc	154,200	30,130,680
Industrial Conglomerates - 0.2%
3M Co	216,099	31,384,058
Machinery - 1.5%
Allison Transmission Holdings Inc	63,500	7,433,310
Caterpillar Inc	2,200	1,558,611
Deere & Co	9,390	5,289,387
Ingersoll Rand Inc	449,900	36,045,988
PACCAR Inc	16,600	1,917,300
Parker-Hannifin Corp	107,665	96,386,015
RBC Bearings Inc (b)	13,106	7,118,131
Symbotic Inc Class A (b)(f)	60,700	3,229,240
Westinghouse Air Brake Technologies Corp	169,936	42,468,706
		201,446,688
Passenger Airlines - 0.1%
Delta Air Lines Inc	145,600	9,679,488
Professional Services - 0.0%
CACI International Inc (b)	2,100	1,142,126
UL Solutions Inc Class A	38,249	3,278,322
		4,420,448
Trading Companies & Distributors - 0.0%
Ferguson Enterprises Inc	4,600	1,072,996
Herc Holdings Inc	38,100	3,792,855
QXO Inc (b)(f)	86,149	1,673,014
		6,538,865
TOTAL INDUSTRIALS		1,437,929,101
Information Technology - 20.6%
Communications Equipment - 0.9%
Arista Networks Inc (b)	652,248	80,083,009
Ciena Corp (b)	43,900	17,043,297
Cisco Systems Inc	7,900	612,961
Lumentum Holdings Inc (b)	25,200	17,709,552
		115,448,819
Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corp Class A	1,369,895	173,086,233
Coherent Corp (b)	148,900	35,469,469
Corning Inc	92,300	12,550,031
Jabil Inc	18,399	4,887,326
Keysight Technologies Inc (b)	2,400	677,688
Mirion Technologies Inc Class A (b)	145,900	2,712,281
OSI Systems Inc (b)	42,000	11,151,420
Sanmina Corp (b)	5,000	648,200
TD SYNNEX Corp	3,900	657,969
Vast Data Ltd (b)(h)	57,273	3,330,259
		245,170,876
IT Services - 0.1%
Accenture PLC Class A	3,300	654,357
Asac II LP (b)(c)(d)	2,013,117	401,778
Cloudflare Inc Class A (b)	51,049	10,533,451
CoreWeave Inc Class A (b)	2,376	184,068
Snowflake Inc (b)	32,749	4,939,204
Twilio Inc Class A (b)	43,000	5,410,260
		22,123,118
Semiconductors & Semiconductor Equipment - 12.1%
Advanced Micro Devices Inc (b)	51,100	10,395,273
Analog Devices Inc	37,749	12,009,467
Applied Materials Inc	24,000	8,202,960
ARM Holdings PLC ADR (b)	30,704	4,644,901
Astera Labs Inc (b)	84,291	9,238,294
Broadcom Inc	422,199	130,674,813
Intel Corp (b)	151,249	6,674,618
KLA Corp	23,059	33,952,302
Lam Research Corp	183,600	39,227,976
MACOM Technology Solutions Holdings Inc (b)	46,300	10,281,841
Marvell Technology Inc	300,500	29,764,525
Micron Technology Inc	182,187	61,550,057
Monolithic Power Systems Inc	12,464	13,627,514
NVIDIA Corp	7,233,171	1,261,465,023
Rambus Inc (b)	12,600	1,083,978
SiTime Corp (b)	7,200	2,486,520
Teradyne Inc	2,100	622,566
		1,635,902,628
Software - 3.8%
Applied Intuition Inc Class A (b)(c)(d)	12,113	1,147,586
Autodesk Inc (b)	42,700	10,222,380
BitMine Immersion Technologies Inc (f)	94,700	1,873,166
Cadence Design Systems Inc (b)	136,675	37,977,883
Canva Inc Class A (b)(c)(d)	11,000	14,814,690
Circle Internet Group Inc Class A	41,318	3,942,150
Figma Inc Class A (f)	428,000	9,047,920
Fortinet Inc (b)	12,845	1,049,693
Guidewire Software Inc (b)	6,200	927,272
JFrog Ltd (b)	54,200	2,543,606
Magic Leap Inc Class A (b)(c)(d)	72,297	1
Magic Leap Inc warrants (b)(c)(d)	39,573	0
Microsoft Corp	1,012,032	374,623,886
OpenAI Group Pbc Class A (c)(d)	1,000	687,690
Palantir Technologies Inc Class A (b)	21,499	3,144,874
Palo Alto Networks Inc (b)	61,491	9,858,237
Riot Platforms Inc (b)(f)	713,200	8,815,152
Roper Technologies Inc	9,100	3,220,126
Rubrik Inc Class A (b)	52,800	2,585,616
Samsara Inc Class A (b)	283,852	8,995,270
Stripe LLC Class B (b)(c)(d)	26,700	1,682,100
Synopsys Inc (b)	17,100	6,779,808
Tanium Inc Class B (b)(c)(d)	408,212	3,163,643
Via Transportation Inc Class A (b)	13,040	195,600
Zoom Communications Inc Class A (b)	51,001	4,099,970
		511,398,319
Technology Hardware, Storage & Peripherals - 1.9%
Apple Inc	803,300	203,869,507
Dell Technologies Inc Class C	53,810	8,831,835
GPGI Inc Class A	90,489	1,547,362
Seagate Technology Holdings PLC	50,700	19,862,232
Western Digital Corp	64,700	17,500,703
		251,611,639
TOTAL INFORMATION TECHNOLOGY		2,781,655,399
Materials - 0.5%
Chemicals - 0.3%
CF Industries Holdings Inc	11,700	1,519,128
Corteva Inc	501,257	41,960,223
Ecolab Inc	1,547	411,533
		43,890,884
Construction Materials - 0.1%
CRH PLC	14,700	1,545,264
James Hardie Industries PLC (b)	345,400	6,541,876
Martin Marietta Materials Inc	5,400	3,178,872
		11,266,012
Metals & Mining - 0.1%
Ivanhoe Electric Inc / US (b)	399,465	4,721,676
MP Materials Corp (b)(f)	65,075	3,140,520
Newmont Corp	10,500	1,136,625
Steel Dynamics Inc	24,867	4,476,060
		13,474,881
TOTAL MATERIALS		68,631,777
Real Estate - 0.6%
Health Care REITs - 0.4%
Welltower Inc	308,100	60,914,451
Industrial REITs - 0.0%
Prologis Inc	4,900	647,682
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	49,200	6,664,632
Compass Inc Class A (b)	368,900	2,696,659
		9,361,291
Specialized REITs - 0.1%
Equinix Inc	7,200	7,057,728
Fermi Inc (f)	38,800	226,592
		7,284,320
TOTAL REAL ESTATE		78,207,744
Utilities - 1.1%
Electric Utilities - 0.9%
American Electric Power Co Inc	116,799	15,310,012
Constellation Energy Corp	211,503	59,062,213
Entergy Corp	187,500	21,067,500
NRG Energy Inc	173,712	25,386,272
		120,825,997
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	149,226	22,433,145
TOTAL UTILITIES		143,259,142
TOTAL UNITED STATES		11,022,271,783
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A	51,700	670,549
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (b)	393,400	9,405,854
TOTAL COMMON STOCKS (Cost $5,794,880,731)		12,340,451,788

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (c)(d) (Cost $242,200)	242,200	241,134

Convertible Preferred Stocks - 3.8%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(c)(d)	37,932	10,267,434
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series E (c)(d)	91,659	5,411,547
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (c)(d)	50,400	478,800
UNITED STATES - 3.7%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(c)(d)	19,024	0
Rad Power Bikes Inc Series C (b)(c)(d)	74,857	1
Rad Power Bikes Inc Series D (b)(c)(d)	127,700	1
Waymo LLC Series D-2 (c)(d)	17,600	2,892,032
		2,892,034
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	8,000	178,240
TOTAL CONSUMER DISCRETIONARY		3,070,274
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	3,340	113,694
GoBrands Inc Series H (b)(c)(d)	3,970	174,005
TOTAL CONSUMER STAPLES		287,699
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	23,737	1,441,785
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	194,500	357,880
Kardigan Inc Series B (c)(d)	34,468	736,236
		1,094,116
Health Care Providers & Services - 0.0%
Lyra Health Inc Series E (b)(c)(d)	79,800	648,774
Lyra Health Inc Series F (b)(c)(d)	4,099	33,325
Somatus Inc Series E (b)(c)(d)	842	1,080,413
		1,762,512
TOTAL HEALTH CARE		2,856,628
Industrials - 2.9%
Aerospace & Defense - 2.8%
Anduril Industries Inc Series G (c)(d)	12,300	784,002
Space Exploration Technologies Corp Series G (b)(c)(d)	36,460	191,994,714
Space Exploration Technologies Corp Series H (b)(c)(d)	7,256	38,209,370
Space Exploration Technologies Corp Series N (b)(c)(d)	24,552	129,288,377
		360,276,463
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(c)(d)	66,084	3,717,886
Zipline International Inc Series F (b)(c)(d)	129,467	7,283,813
Zipline International Inc Series G (b)(c)(d)	59,655	3,356,190
Zipline International Inc Series H (c)(d)	87,295	4,911,217
		19,269,106
TOTAL INDUSTRIALS		379,545,569
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.2%
Cerebras Systems Inc Series G (c)(d)	309,200	27,524,984
Cerebras Systems Inc Series H (c)(d)	31,400	2,795,228
Vast Data Ltd Series F (c)(d)	8,625	510,773
		30,830,985
Software - 0.6%
Anthropic PBC Series E (b)(c)(d)	14,900	3,861,186
Anthropic PBC Series F (c)(d)	46,814	12,131,380
Anthropic PBC Series G (c)(d)	33,200	8,603,448
Applied Intuition Inc Series A2 (b)(c)(d)	14,271	1,352,035
Applied Intuition Inc Series B2 (b)(c)(d)	6,881	651,905
Databricks Inc Series L (c)(d)	28,600	4,721,860
Magic Leap Inc Series AA (b)(c)(d)	275,569	3
MOLOCO Inc Series A (b)(c)(d)	35,442	2,500,788
Nuro Inc/DE Series C (b)(c)(d)	190,290	2,081,773
Nuro Inc/DE Series D (b)(c)(d)	36,736	465,077
Nuro Inc/DE Series E (b)(c)(d)	77,100	839,619
OpenAI Group Pbc Series A-2 (c)(d)	30,720	21,125,837
OpenAI Group Pbc Series A-3 (c)(d)	11,083	7,621,668
Stripe LLC Series H (b)(c)(d)	11,500	724,500
Stripe LLC Series I (b)(c)(d)	128,075	8,068,725
World Labs Technologies Inc Series C (c)(d)	12,300	3,875,976
World Labs Technologies Inc Series C PRIME (c)(d)	9,455	3,192,575
		81,818,355
TOTAL INFORMATION TECHNOLOGY		112,649,340
TOTAL UNITED STATES		499,851,295
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $114,189,311)		516,009,076

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (c)(d) (Cost $150,652)	150,652	35,060

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	504,634,127	504,735,054
Fidelity Securities Lending Cash Central Fund (i)(j)	3.69	39,673,840	39,677,807
TOTAL MONEY MARKET FUNDS (Cost $544,412,861)			544,412,861

TOTAL INVESTMENT IN SECURITIES - 98.7% (Cost $6,453,875,755)	13,401,149,919
NET OTHER ASSETS (LIABILITIES) - 1.3%	173,933,930
NET ASSETS - 100.0%	13,575,083,849

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $731,421,987 or 5.4% of net assets.

(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)	Security or a portion of the security is on loan at period end.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $6,839,072 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $11,574,586.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	53,107

Anduril Industries Inc Class C	6/16/2025	39

Anduril Industries Inc Series G	4/17/2025	502,858

Anthropic PBC Series E	2/14/2025	835,689

Anthropic PBC Series F	8/18/2025	6,599,257

Anthropic PBC Series G	1/27/2026	8,603,329

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	811,284

Applied Intuition Inc Series A2	7/2/2024	851,906

Applied Intuition Inc Series B2	7/2/2024	410,760

Asac II LP	10/10/2013	155,030

Bending Spoons SpA Class C	10/9/2025	864,651

Blu Homes Inc	5/21/2020	36,483

Bytedance Ltd Series E1	11/18/2020	4,156,368

Canva Inc Class A	3/18/2024 - 11/12/2025	14,109,136

Cerebras Systems Inc Series G	9/19/2025	11,203,058

Cerebras Systems Inc Series H	1/30/2026	2,795,090

Chobani Inc Class A	10/14/2025	2,614,761

Databricks Inc Series L	12/18/2025	5,434,000

Discord Inc Series I	9/15/2021	440,500

Element Labs Inc Series B	6/27/2025	442,456

ElevateBio LLC Series C	3/9/2021	815,928

Epic Games Inc	7/13/2020 - 7/30/2020	4,082,500

Fanatics Inc Class A	8/13/2020 - 12/15/2021	4,645,245

GoBrands Inc Series G	3/2/2021	834,055

GoBrands Inc Series H	7/22/2021	1,542,308

Kardigan Inc Series B	10/9/2025	736,411

Lyra Health Inc Series E	1/14/2021	730,697

Lyra Health Inc Series F	6/4/2021	64,372

Magic Leap Inc Class A	10/17/2014 - 10/6/2017	35,136,390

Magic Leap Inc Series AA	7/7/2020	4,756,362

Magic Leap Inc warrants	7/7/2020	0

MOLOCO Inc Series A	6/26/2023	2,126,520

Nuro Inc/DE Series C	10/30/2020	2,484,160

Nuro Inc/DE Series D	10/29/2021	765,788

Nuro Inc/DE Series E	4/1/2025	986,378

OpenAI Group Pbc Class A	9/3/2025	429,999

OpenAI Group Pbc Series A-2	9/30/2024	5,771,073

OpenAI Group Pbc Series A-3	4/11/2025	3,401,252

Oura Health Oy Series E	9/24/2025	4,910,173

Rad Power Bikes Inc	1/21/2021	703,890

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	150,652

Rad Power Bikes Inc Series A	1/21/2021	91,769

Rad Power Bikes Inc Series C	1/21/2021	361,098

Rad Power Bikes Inc Series D	9/17/2021	1,223,851

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	0

Relativity Space Inc	5/27/2021 - 11/14/2023	4,682,870

Relativity Space Inc warrants 11/1/2030	11/14/2023	0

Revolut Group Holdings Ltd	1/28/2026	4,935,334

Somatus Inc Series E	1/31/2022	734,759

Space Exploration Technologies Corp	10/16/2015 - 12/19/2025	14,085,798

Space Exploration Technologies Corp Class C	9/11/2017 - 7/14/2025	2,601,971

Space Exploration Technologies Corp Series G	1/20/2015	2,824,192

Space Exploration Technologies Corp Series H	8/4/2017	979,560

Space Exploration Technologies Corp Series N	8/4/2020	6,629,040

Starling Bank Ltd	6/18/2021 - 4/5/2022	3,151,959

Stripe LLC Class B	5/18/2021	1,071,428

Stripe LLC Series H	3/15/2021	461,437

Stripe LLC Series I	3/20/2023 - 5/12/2023	2,578,680

Tanium Inc Class B	4/21/2017 - 9/18/2020	3,439,433

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	242,200

Tenstorrent Holdings Inc Series C1	4/23/2021	1,411,288

Tulco LLC	8/24/2017 - 12/14/2017	2,641,900

Vast Data Ltd Series F	2/27/2026	626,899

Veterinary Emergency Group	9/16/2021 - 10/2/2024	3,613,752

Waymo LLC Series D-2	2/2/2026	2,891,960

World Labs Technologies Inc Series C	2/17/2026	3,200,934

World Labs Technologies Inc Series C PRIME	2/17/2026	3,198,722

Zipline International Inc	10/12/2021	1,037,880

Zipline International Inc Series E	12/21/2020	2,156,280

Zipline International Inc Series F	4/11/2023	5,204,198

Zipline International Inc Series G	6/7/2024	2,502,307

Zipline International Inc Series H	12/3/2025	4,911,589

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	349,208,783	1,108,439,782	952,913,511	4,032,341	(873)	873	504,735,054	504,634,127	0.8%
Fidelity Securities Lending Cash Central Fund	36,859,066	313,999,179	311,180,438	59,023	-	-	39,677,807	39,673,840	0.1%
Total	386,067,849	1,422,438,961	1,264,093,949	4,091,364	(873)	873	544,412,861

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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